Pay vs Performance Disclosure	12 Months Ended
	Jan. 02, 2026 USD ($) $ / shares	Jan. 03, 2025 USD ($) $ / shares	Dec. 29, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation and certain financial performance measures of the Company. For more information, refer to the “Compensation Discussion and Analysis” section of this proxy statement.

					Value of Initial Fixed $100
					Investment Based on:
	Summary		Average Summary	Average	Company	Peer Group		Company-Selected
	Compensation	Compensation	Compensation Table	Compensation	Total	Total		Performance
	Table Total for	Actually Paid to	Total for Non-CEO	Actually Paid to	Shareholder	Shareholder	Net Income	Measure: Adjusted
	CEO(1)	CEO(2)	NEOs(3)	Non-CEO NEOs(4)	Return(5)	Return(6)	(Loss)(7)	EPS(8)(9)
Year	($)	($)	($)	($)	($)	($)	($ in Millions)	($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	11,614,552	4,882,906	2,776,970	1,408,337	138.12	212.94	403	3.93
2024	12,556,945	13,432,658	3,147,439	3,317,203	198.50	194.56	381	3.33
2023	12,659,920	15,968,454	3,017,505	3,602,870	184.57	169.87	(261)	2.91
2022	12,617,035	16,957,757	2,943,662	3,716,852	174.25	137.07	192	2.71
2021	12,024,347	22,501,119	2,595,828	3,781,778	155.66	124.96	35	2.43

(1)	The amounts in this column are the amounts of total compensation reported for Mr. Bradie for each corresponding year in the “Total” column of the Summary Compensation Table on page 76.
(2)	The amounts in this column represent the amount of “Compensation Actually Paid” to Mr. Bradie, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Bradie during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Bradie’s total compensation for each year to determine the “Compensation Actually Paid”:

				Reported Change in
	Reported Summary			the Actuarial Present		Compensation
	Compensation Table	Reported Value of	Equity Award	Value of Pension	Pension Benefits	Actually Paid to
	Total for CEO	Equity Awards(a)	Adjustments(b)	Benefits(c)	Adjustments	CEO
Year	($)	($)	($)	($)	($)	($)
2025	11,614,552	(4,879,034)	(1,852,612)	—	—	4,882,906
2024	12,556,945	(4,819,548)	5,695,261	—	—	13,432,658
2023	12,659,920	(4,630,378)	7,938,912	—	—	15,968,454
2022	12,617,035	(4,641,028)	8,981,750	—	—	16,957,757
2021	12,024,347	(4,256,264)	14,733,036	—	—	22,501,119

(a)	This column reflects the grant date fair value of equity awards, which are the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:
(i)	the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii)	the amount of change as of the end of the applicable fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;
(iii)	for awards that are granted and vest in same applicable year, the fair value as of the vesting date;
(iv)	for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value;
(v)	for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and
(vi)	the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

			Fair Value as	Year over Year	Fair Value at the	Value of Dividends
		Year over Year	of Vesting	Change in Fair	End of the Prior	or Other Earnings
		Change in Fair	Date of Equity	Value of Equity	Year of Equity	Paid on Stock or
	Year-End Fair	Value of	Awards	Awards Granted	Awards that Failed	Option Awards Not
	Value of Equity	Outstanding	Granted and	in Prior Years	to Meet Vesting	Otherwise Reflected	Total Equity
	Awards Granted	and Unvested	Vested in the	that Vested in	Conditions in the	in Fair Value or	Award
	in Year	Equity Awards	Year	the Year	Year	Total Compensation	Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2025	3,938,199	(5,411,305)	—	(427,352)	—	47,846	(1,852,612)
2024	5,592,210	(143,980)	—	221,880	—	25,151	5,695,261
2023	5,608,767	2,118,155	—	163,948	—	48,042	7,938,912
2022	5,553,263	3,224,991	—	131,229	—	72,267	8,981,750
2021	8,574,868	6,082,602	—	7,120	—	68,446	14,733,036

(c)	Mr. Bradie does not participate in any KBR-sponsored defined benefit or actuarial pension plans.
(3)	The amounts in this column represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Bradie) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Bradie) included for purposes of calculating the average amounts in each applicable year are as follows:

Year	NEOs
2025	Messrs. Bright, Ibrahim, and Sopp and Ms. Galindo and Ms. Myles
2024	Messrs. Bright, Ibrahim, and Sopp and Ms. Galindo
2023	Messrs. Bright, Ibrahim, and Sopp and Ms. Myles
2022	Messrs. Bright, Ibrahim, and Sopp and Ms. Myles
2021	Messrs. Bright, Ibrahim, Kelly, and Sopp and Ms. Akerson

(4)	The amounts in this column represent the average amount of “Compensation Actually Paid” to the NEOs as a group (excluding Mr. Bradie), as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Bradie) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Bradie) for each year to determine the “Compensation Actually Paid,” using the same methodology described above in Note 2:

	Average Reported			Average Reported
	Summary			Change in the		Average
	Compensation Table	Average Reported	Average Equity	Actuarial Present		Compensation
	Total for Non-CEO	Value of Equity	Award	Value of Pension	Average Pension	Actually Paid to
	NEOs	Awards(a)	Adjustments(b)	Benefits(c)	Benefit Adjustments	Non-CEO NEOs
Year	($)	($)	($)	($)	($)	($)
2025	2,776,970	(803,636)	(564,997)	—	—	1,408,337
2024	3,147,439	(850,524)	1,020,288	—	—	3,317,203
2023	3,017,505	(750,463)	1,335,828	—	—	3,602,870
2022	2,943,662	(762,467)	1,535,657	—	—	3,716,852
2021	2,595,828	(721,882)	1,907,832	—	—	3,781,778

(a)	This column reflects the average grant date fair value of equity awards, which are the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year, for the NEOs as a group (excluding Mr. Bradie).
(b)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

			Average Fair	Year over Year		Average Value of
		Year over Year	Value as of	Average Change	Average Fair Value	Dividends or Other
		Average	Vesting	in Fair Value of	at the End of the	Earnings Paid on
	Average Year-	Change in Fair	Date of Equity	Equity Awards	Prior Year of Equity	Stock or Option
	End Fair Value	Value of	Awards	Granted in Prior	Awards that Failed	Awards Not	Total
	of Equity	Outstanding	Granted and	Years that	to Meet Vesting	Otherwise Reflected	Average
	Awards Granted	and Unvested	Vested in the	Vested in the	Conditions in the	in Fair Value or	Equity Award
	in Year	Equity Awards	Year	Year	Year	Total Compensation	Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2025	491,144	(684,963)	—	(68,646)	(311,431)	8,899	(564,997)
2024	986,895	(25,383)	—	49,196	—	9,580	1,020,288
2023	909,059	362,354	—	56,203	—	8,212	1,335,828
2022	912,352	605,404	—	7,066	—	10,835	1,535,657
2021	1,239,559	802,342	—	2,557	(147,871)	11,245	1,907,832

(c)	Our NEOs do not participate in any KBR-sponsored defined benefit or actuarial pension plans.

(5)	Cumulative total shareholder return (“TSR”) is the cumulative TSR on shares of our common stock assuming an investment of $100 on December 31, 2020, and reinvestment of all dividends.
(6)	The peer group used for this purpose is the Peer Group used by the Company for benchmarking purposes as discussed in the “Compensation Discussion and Analysis” section of this proxy statement. Peer group TSR was calculated on a market capitalization-weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated. TSR for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2020, through and including January 2, 2026. TSR calculations reflect reinvestment of dividends.

The 2025 Peer Group is composed of the following companies:

● BAE Systems plc ● Booz Allen Hamilton Holding Corporation ● CACI International Inc. ● Dover Corporation ● Flowserve Corporation	● Fluor Corporation ● Gartner, Inc. ● Hubbell Incorporated ● Huntington Ingalls Industries, Inc. ● Jacobs Solutions Inc.	● L3Harris Technologies, Inc. ● Leidos Holdings, Inc. ● Parsons Corporation ● Science Applications International Corporation	● Teradata Corporation ● Tetra Tech, Inc. ● Textron Inc. ● The Timken Company

Conduent Incorporated, which was a constituent of our 2024 Peer Group, was removed from the peer group in 2024 due to declining comparability with the Company’s size and business profile, and it therefore was excluded in determining our peer group TSR for 2025 (and the prior years presented). Using the peer group from the prior disclosure, the peer group TSR would be as follows: 2025: $212.57; 2024: $194.25; 2023: $169.53; 2022: $136.82; and 2021: $124.89.

(7)	The amounts reported represent the amount of GAAP net income (loss) reflected in the Company’s audited financial statements for the applicable fiscal year.
(8)	Adjusted EPS is considered a non-GAAP financial measure under SEC rules. See the section titled “Non-GAAP Financial Information” at the end of this proxy statement for further information, including reconciliation of adjusted EPS to diluted EPS, the most directly comparable GAAP measure.
(9)	We wound down the HomeSafe Alliance joint venture in fiscal year 2025 and determined that this disposal was a new adjustment within our Adjusted EPS non-GAAP measure. Since this was a new adjustment, we recast Adjusted EPS for all periods. The recast changed the value for fiscal year 2024 from 3.34 (as disclosed in our 2024 proxy statement) to 3.33 (as disclosed here).

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote
(1)	The amounts in this column are the amounts of total compensation reported for Mr. Bradie for each corresponding year in the “Total” column of the Summary Compensation Table on page 76.
(3)	The amounts in this column represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Bradie) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Bradie) included for purposes of calculating the average amounts in each applicable year are as follows:

Year	NEOs
2025	Messrs. Bright, Ibrahim, and Sopp and Ms. Galindo and Ms. Myles
2024	Messrs. Bright, Ibrahim, and Sopp and Ms. Galindo
2023	Messrs. Bright, Ibrahim, and Sopp and Ms. Myles
2022	Messrs. Bright, Ibrahim, and Sopp and Ms. Myles
2021	Messrs. Bright, Ibrahim, Kelly, and Sopp and Ms. Akerson

Peer Group Issuers, Footnote
(6)	The peer group used for this purpose is the Peer Group used by the Company for benchmarking purposes as discussed in the “Compensation Discussion and Analysis” section of this proxy statement. Peer group TSR was calculated on a market capitalization-weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated. TSR for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2020, through and including January 2, 2026. TSR calculations reflect reinvestment of dividends.

The 2025 Peer Group is composed of the following companies:

● BAE Systems plc ● Booz Allen Hamilton Holding Corporation ● CACI International Inc. ● Dover Corporation ● Flowserve Corporation	● Fluor Corporation ● Gartner, Inc. ● Hubbell Incorporated ● Huntington Ingalls Industries, Inc. ● Jacobs Solutions Inc.	● L3Harris Technologies, Inc. ● Leidos Holdings, Inc. ● Parsons Corporation ● Science Applications International Corporation	● Teradata Corporation ● Tetra Tech, Inc. ● Textron Inc. ● The Timken Company

Conduent Incorporated, which was a constituent of our 2024 Peer Group, was removed from the peer group in 2024 due to declining comparability with the Company’s size and business profile, and it therefore was excluded in determining our peer group TSR for 2025 (and the prior years presented). Using the peer group from the prior disclosure, the peer group TSR would be as follows: 2025: $212.57; 2024: $194.25; 2023: $169.53; 2022: $136.82; and 2021: $124.89.

PEO Total Compensation Amount	$ 11,614,552	$ 12,556,945	$ 12,659,920	$ 12,617,035	$ 12,024,347
PEO Actually Paid Compensation Amount	$ 4,882,906	13,432,658	15,968,454	16,957,757	22,501,119
Adjustment To PEO Compensation, Footnote
(2)	The amounts in this column represent the amount of “Compensation Actually Paid” to Mr. Bradie, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Bradie during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Bradie’s total compensation for each year to determine the “Compensation Actually Paid”:

				Reported Change in
	Reported Summary			the Actuarial Present		Compensation
	Compensation Table	Reported Value of	Equity Award	Value of Pension	Pension Benefits	Actually Paid to
	Total for CEO	Equity Awards(a)	Adjustments(b)	Benefits(c)	Adjustments	CEO
Year	($)	($)	($)	($)	($)	($)
2025	11,614,552	(4,879,034)	(1,852,612)	—	—	4,882,906
2024	12,556,945	(4,819,548)	5,695,261	—	—	13,432,658
2023	12,659,920	(4,630,378)	7,938,912	—	—	15,968,454
2022	12,617,035	(4,641,028)	8,981,750	—	—	16,957,757
2021	12,024,347	(4,256,264)	14,733,036	—	—	22,501,119

(a)	This column reflects the grant date fair value of equity awards, which are the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:
(i)	the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii)	the amount of change as of the end of the applicable fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;
(iii)	for awards that are granted and vest in same applicable year, the fair value as of the vesting date;
(iv)	for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value;
(v)	for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and
(vi)	the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

			Fair Value as	Year over Year	Fair Value at the	Value of Dividends
		Year over Year	of Vesting	Change in Fair	End of the Prior	or Other Earnings
		Change in Fair	Date of Equity	Value of Equity	Year of Equity	Paid on Stock or
	Year-End Fair	Value of	Awards	Awards Granted	Awards that Failed	Option Awards Not
	Value of Equity	Outstanding	Granted and	in Prior Years	to Meet Vesting	Otherwise Reflected	Total Equity
	Awards Granted	and Unvested	Vested in the	that Vested in	Conditions in the	in Fair Value or	Award
	in Year	Equity Awards	Year	the Year	Year	Total Compensation	Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2025	3,938,199	(5,411,305)	—	(427,352)	—	47,846	(1,852,612)
2024	5,592,210	(143,980)	—	221,880	—	25,151	5,695,261
2023	5,608,767	2,118,155	—	163,948	—	48,042	7,938,912
2022	5,553,263	3,224,991	—	131,229	—	72,267	8,981,750
2021	8,574,868	6,082,602	—	7,120	—	68,446	14,733,036

(c)	Mr. Bradie does not participate in any KBR-sponsored defined benefit or actuarial pension plans.

Non-PEO NEO Average Total Compensation Amount	$ 2,776,970	3,147,439	3,017,505	2,943,662	2,595,828
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,408,337	3,317,203	3,602,870	3,716,852	3,781,778
Adjustment to Non-PEO NEO Compensation Footnote
(4)	The amounts in this column represent the average amount of “Compensation Actually Paid” to the NEOs as a group (excluding Mr. Bradie), as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Bradie) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Bradie) for each year to determine the “Compensation Actually Paid,” using the same methodology described above in Note 2:

	Average Reported			Average Reported
	Summary			Change in the		Average
	Compensation Table	Average Reported	Average Equity	Actuarial Present		Compensation
	Total for Non-CEO	Value of Equity	Award	Value of Pension	Average Pension	Actually Paid to
	NEOs	Awards(a)	Adjustments(b)	Benefits(c)	Benefit Adjustments	Non-CEO NEOs
Year	($)	($)	($)	($)	($)	($)
2025	2,776,970	(803,636)	(564,997)	—	—	1,408,337
2024	3,147,439	(850,524)	1,020,288	—	—	3,317,203
2023	3,017,505	(750,463)	1,335,828	—	—	3,602,870
2022	2,943,662	(762,467)	1,535,657	—	—	3,716,852
2021	2,595,828	(721,882)	1,907,832	—	—	3,781,778

(a)	This column reflects the average grant date fair value of equity awards, which are the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year, for the NEOs as a group (excluding Mr. Bradie).
(b)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

			Average Fair	Year over Year		Average Value of
		Year over Year	Value as of	Average Change	Average Fair Value	Dividends or Other
		Average	Vesting	in Fair Value of	at the End of the	Earnings Paid on
	Average Year-	Change in Fair	Date of Equity	Equity Awards	Prior Year of Equity	Stock or Option
	End Fair Value	Value of	Awards	Granted in Prior	Awards that Failed	Awards Not	Total
	of Equity	Outstanding	Granted and	Years that	to Meet Vesting	Otherwise Reflected	Average
	Awards Granted	and Unvested	Vested in the	Vested in the	Conditions in the	in Fair Value or	Equity Award
	in Year	Equity Awards	Year	Year	Year	Total Compensation	Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2025	491,144	(684,963)	—	(68,646)	(311,431)	8,899	(564,997)
2024	986,895	(25,383)	—	49,196	—	9,580	1,020,288
2023	909,059	362,354	—	56,203	—	8,212	1,335,828
2022	912,352	605,404	—	7,066	—	10,835	1,535,657
2021	1,239,559	802,342	—	2,557	(147,871)	11,245	1,907,832

(c)	Our NEOs do not participate in any KBR-sponsored defined benefit or actuarial pension plans.

Compensation Actually Paid vs. Total Shareholder Return	Compensation actually paid versus total shareholder return
Compensation Actually Paid vs. Net Income	Compensation actually paid versus net income (loss)
Compensation Actually Paid vs. Company Selected Measure	Compensation actually paid versus adjusted EPS
Total Shareholder Return Vs Peer Group	Compensation actually paid versus total shareholder return
Tabular List, Table

Important Financial Performance Measures

For 2025, the most important financial performance measures (including the Company-Selected Measure) that we used to link executive compensation actually paid to the NEOs to our performance, which are the performance metrics the Committee chose for our short-term and long-term incentive plans and are described in more detail in the “Compensation Discussion and Analysis” section of this proxy statement, are as follows, listed on an unranked basis:

●	Adjusted EPS
●	Adjusted OCF
●	Relative TSR
●	Book-to-Bill
●	Sustainability

Adjusted EPS and adjusted OCF are both considered non-GAAP financial measures under SEC rules. Additional information about these non-GAAP financial measures and reconciliations of these non-GAAP financial measures to the most comparable GAAP measures are provided under the section titled “Non-GAAP Financial Information” at the end of this proxy statement.

Total Shareholder Return Amount	$ 138.12	198.5	184.57	174.25	155.66
Peer Group Total Shareholder Return Amount	212.94	194.56	169.87	137.07	124.96
Net Income (Loss)	$ 403,000,000	$ 381,000,000	$ (261,000,000)	$ 192,000,000	$ 35,000,000
Company Selected Measure Amount | $ / shares	3.93	3.33	2.91	2.71	2.43
PEO Name	Mr. Bradie
Pension Benefits Adjustments, Footnote
(c)	Mr. Bradie does not participate in any KBR-sponsored defined benefit or actuarial pension plans.
(c)	Our NEOs do not participate in any KBR-sponsored defined benefit or actuarial pension plans.

Equity Awards Adjustments, Footnote
(a)	This column reflects the grant date fair value of equity awards, which are the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:
(i)	the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii)	the amount of change as of the end of the applicable fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;
(iii)	for awards that are granted and vest in same applicable year, the fair value as of the vesting date;
(iv)	for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value;
(v)	for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and
(vi)	the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

			Fair Value as	Year over Year	Fair Value at the	Value of Dividends
		Year over Year	of Vesting	Change in Fair	End of the Prior	or Other Earnings
		Change in Fair	Date of Equity	Value of Equity	Year of Equity	Paid on Stock or
	Year-End Fair	Value of	Awards	Awards Granted	Awards that Failed	Option Awards Not
	Value of Equity	Outstanding	Granted and	in Prior Years	to Meet Vesting	Otherwise Reflected	Total Equity
	Awards Granted	and Unvested	Vested in the	that Vested in	Conditions in the	in Fair Value or	Award
	in Year	Equity Awards	Year	the Year	Year	Total Compensation	Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2025	3,938,199	(5,411,305)	—	(427,352)	—	47,846	(1,852,612)
2024	5,592,210	(143,980)	—	221,880	—	25,151	5,695,261
2023	5,608,767	2,118,155	—	163,948	—	48,042	7,938,912
2022	5,553,263	3,224,991	—	131,229	—	72,267	8,981,750
2021	8,574,868	6,082,602	—	7,120	—	68,446	14,733,036
(a)	This column reflects the average grant date fair value of equity awards, which are the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year, for the NEOs as a group (excluding Mr. Bradie).
(b)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

			Average Fair	Year over Year		Average Value of
		Year over Year	Value as of	Average Change	Average Fair Value	Dividends or Other
		Average	Vesting	in Fair Value of	at the End of the	Earnings Paid on
	Average Year-	Change in Fair	Date of Equity	Equity Awards	Prior Year of Equity	Stock or Option
	End Fair Value	Value of	Awards	Granted in Prior	Awards that Failed	Awards Not	Total
	of Equity	Outstanding	Granted and	Years that	to Meet Vesting	Otherwise Reflected	Average
	Awards Granted	and Unvested	Vested in the	Vested in the	Conditions in the	in Fair Value or	Equity Award
	in Year	Equity Awards	Year	Year	Year	Total Compensation	Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2025	491,144	(684,963)	—	(68,646)	(311,431)	8,899	(564,997)
2024	986,895	(25,383)	—	49,196	—	9,580	1,020,288
2023	909,059	362,354	—	56,203	—	8,212	1,335,828
2022	912,352	605,404	—	7,066	—	10,835	1,535,657
2021	1,239,559	802,342	—	2,557	(147,871)	11,245	1,907,832

Peer Group Total Shareholder Return Amount, Based on Peer Group form Prior Disclosure	$ 212.57	$ 194.25	$ 169.53	$ 136.82	$ 124.89
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description
(8)	Adjusted EPS is considered a non-GAAP financial measure under SEC rules. See the section titled “Non-GAAP Financial Information” at the end of this proxy statement for further information, including reconciliation of adjusted EPS to diluted EPS, the most directly comparable GAAP measure.
(9)	We wound down the HomeSafe Alliance joint venture in fiscal year 2025 and determined that this disposal was a new adjustment within our Adjusted EPS non-GAAP measure. Since this was a new adjustment, we recast Adjusted EPS for all periods. The recast changed the value for fiscal year 2024 from 3.34 (as disclosed in our 2024 proxy statement) to 3.33 (as disclosed here).

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted OCF
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Book-to-Bill
Measure:: 5
Pay vs Performance Disclosure
Name	Sustainability
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,879,034)	(4,819,548)	(4,630,378)	(4,641,028)	(4,256,264)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,852,612)	5,695,261	7,938,912	8,981,750	14,733,036
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,938,199	5,592,210	5,608,767	5,553,263	8,574,868
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,411,305)	(143,980)	2,118,155	3,224,991	6,082,602
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(427,352)	221,880	163,948	131,229	7,120
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,846	25,151	48,042	72,267	68,446
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(803,636)	(850,524)	(750,463)	(762,467)	(721,882)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(564,997)	1,020,288	1,335,828	1,535,657	1,907,832
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	491,144	986,895	909,059	912,352	1,239,559
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(684,963)	(25,383)	362,354	605,404	802,342
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(68,646)	49,196	56,203	7,066	2,557
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(311,431)				(147,871)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 8,899	$ 9,580	$ 8,212	$ 10,835	$ 11,245